Stock-Based Compensation - Narrative (Details)		12 Months Ended
	Jul. 22, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) employee $ / shares shares	Dec. 31, 2021 USD ($) consultant $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental expense | $				$ 400,000
Nonvested options outstanding | shares		7,975,234	7,975,234	7,975,234	7,975,234	7,975,234	7,975,234	7,975,234
Weighted average grant		$ 8.38	$ 8.38	$ 8.38	$ 8.38	$ 8.38	$ 8.38	$ 8.38
Weighted-average grant-date fair value (in usd per share)						4.97
Vested portion of fair value of stock options | $				$ 44,600,000
Fair value of RSU vested in period | $				9,900,000
Grant-date fair value of forfeited options (in usd per share)						$ 10.52
Aggregate intrinsic value | $				17,100,000					$ 600,000	$ 0.0
Total payments for share-based liabilities | $				100,000					$ 300,000	$ 1,000,000.0
Number of shares granted (in shares)							1	1
Unvested company stock option | $		$ 3,500,000	$ 3,500,000	$ 3,500,000	$ 3,500,000	$ 3,500,000	$ 3,500,000	$ 3,500,000
Triggering Event I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in us dollar)						$ 1.82
Restricted Stock Units forfeited (in us dollar)						0.86
Triggering Event II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in us dollar)						1.39
Restricted Stock Units forfeited (in us dollar)						0.61
Triggering Event III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in us dollar)						0.94
Restricted Stock Units forfeited (in us dollar)						$ 0.41
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share issuance | shares		4,804,011	4,804,011	4,804,011	4,804,011	4,804,011	4,804,011	4,804,011
Number of shares equal to percent					1.00%
2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value re-measurement period for the liability awards		6 months
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares	0
Award expiration period	10 years
Vesting period		4 years
Aggregate available for granted | $				$ 15,467,838
Number of share issuance | shares	32,734,983
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding vested value | $		$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost on the unvested stock options | $		$ 29,700,000	$ 29,700,000	$ 29,700,000	$ 29,700,000	$ 29,700,000	$ 29,700,000	$ 29,700,000
Weighted-average vesting period for compensation cost		1 year 7 months 6 days
Options to purchase common stock | 2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares			0
Award expiration period		10 years
Vesting period		4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Nonvested RSUs outstanding (in shares) | shares		12,589,558	12,589,558	12,589,558	12,589,558	12,589,558	12,589,558	12,589,558	0
Weighted-average grant-date fair value (in us dollar per share)		$ 7.64	$ 7.64	$ 7.64	$ 7.64	$ 7.64	$ 7.64	$ 7.64	$ 0
Restricted Stock Units granted (in us dollar)						7.55
Restricted Stock Units forfeited (in us dollar)						$ 7.62
Stock conversion ratio		1	1	1	1	1	1	1
Weighted-average vesting period for compensation cost		1 year 8 months 12 days
Unvested company stock option | $		$ 78,400,000	$ 78,400,000	$ 78,400,000	$ 78,400,000	$ 78,400,000	$ 78,400,000	$ 78,400,000
Restricted Stock Units (RSUs) | Triggering Event I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting commencement date		12 months